Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,000.00
Previously Paid Amount	345.25
Total Fee Amount	345.25
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 2,500,000.00
Final Prospectus	true